Related Party Transactions - Schedule of Major Related Parties that Transacted with the Group (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Bingyi Zhao
Shanghai Youzhuan Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhuan”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile” [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Qingshan Wei [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Controlling shareholder, Director and CEO of U Power Limited
Amounts due from related parties	¥ 583	$ 80
Amounts due to related parties			582
Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Director and Chief Financial Officer of U Power Limited
Amounts due from related parties	¥ 535	73	11
Amounts due to related parties	¥ 219	30	673
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Director of U Power Limited
Amounts due from related parties	¥ 438	60
Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	20,001	2,740
Youche Jingpi [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties			20
Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	100	14	111
Related Party [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	21,657	2,967	142
Amounts due to related parties	3,239	444	5,431
Li Ke [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	3,020	414	4,170
Hangzhou Youyue [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties			¥ 6